Shareholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Series H [Member]	Dec. 31, 2012 Series F [Member]	Dec. 31, 2012 Series G [Member]	Dec. 31, 2011 Series A [Member]	Dec. 31, 2010 Series A [Member]	Dec. 31, 2006 Series A [Member]	Dec. 31, 2008 Series D [Member]	Dec. 31, 2006 Series B [Member]	Dec. 31, 2013 Series D [Member]
Class of Stock [Line Items]
Number of common stock shares authorized	4,000,000,000	4,000,000,000
Number of preferred stock shares authorized	50,000,000	50,000,000
Number of common stock shares outstanding	1,800,000,000	1,900,000,000
Number of common stock share for future issuance	106,000,000
Preferred Stock, Shares Issued				20,000	44,000	43,400	6,764	5,746		20,000	40,000
Liquidation preference per share				$ 25,000	$ 25,000	$ 25,000	$ 100,000	$ 100,000	$ 100,000	$ 25,000	$ 25,000
Preferred stock dividend rate fixed percentage				5.15%	6.50%	6.00%	3.50%	3.50%			3.50%
Redemption period of preferred stock				90 days	90 days	90 days
Preferred stock redemption date				Jul. 15, 2018	Jan. 15, 2022	Apr. 15, 2017
Preferred stock dividend rate variable percentage					4.468%	4.86125%	1.02%	1.02%	1.147%		0.60%
Preferred stock dividend rate period					Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus		Three-month LIBOR plus
Minority interest preferred stock, shares issued									5,000
Impact of preferred stock redemption	$ 8											$ 8
Remaining authorized share repurchase amount	$ 488